TALIC letterhead

September 4, 2014

VIA EDGAR

Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

Re:           Merrill Lynch Variable Life Separate Account, SEC File No. 811-06225
➢	MLLIC Legacy Power, Registration No. 333-47844
➢	MLLIC Estate Investor I & II, Registration No. 033-55678 & 033-55472
➢	MLLIC Investor Life/ Investor Life Plus, Registration No. 033-41830 & 033-41829
Rule 30b2-1 Filing

Dear Commissioners:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Transamerica Advisors Life Insurance Company (the “Company”) on behalf of the Registrant, recently sent (or will send) to its policyholders the semi-annual reports dated June 30, 2014 for the underlying management investment companies listed below (the “Funds”). This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act:

SEMI-ANNUAL REPORT FILINGS:
BlackRock Series Fund, Inc., SEC File No. 811-03091
BlackRock Variable Series Funds, Inc., SEC File No.: 811-03290
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) SEC File No.: 811-07452
                                AllianceBernstein Variable Products Series Fund, Inc., SEC File No.: 811-05398
Davis Variable Account Fund, Inc., SEC File No.: 811-09293
MFS Variable Insurance Trust, SEC File No.: 811-08326
PIMCO Variable Insurance Trust, SEC File No.: 811-08399
Columbia Funds Variable Series Trust II (formerly Seligman Portfolios, Inc.) SEC File No.: 811-22127

Some of the funds included in each Fund Company’s semi-annual report filings may not be available under every Policy offered by the Registrant.

The Company understands that the Funds have filed, or will file, their semi-annual reports with the commission under the separate cover, pursuant to Rule 30d-1.

To the extent necessary, these filings are incorporated herein by reference. If you have any questions regarding this filing, please contact me at (727) 299-1830 or Gayle Morden at (727) 299-1747.

Sincerely,

/s/ Arthur D. Woods
Arthur D. Woods
Vice President

cc: Priscilla Hechler
     Gayle A. Morden